Financial Risk Management - Schedule of Details of Changes in Provisions for Impairment of Trade Receivables and Other Financial Assets at Amortized Costs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets beginning balance	₩ (15,315,773)
Financial assets ending balance	(16,177,370)	₩ (15,315,773)
Valuation allowance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets beginning balance	379,626
Financial assets ending balance	387,029	379,626
Trade receivables | Valuation allowance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets beginning balance	379,626	331,290
Provision	71,654	95,060
Written-off	(72,740)	(54,528)
Reversal	0	0
Others	8,489	7,804
Financial assets ending balance	387,029	379,626
Financial assets measured at amortized cost | Valuation allowance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets beginning balance	204,594	183,636
Provision	63,886	82,123
Written-off	(101,721)	(105,169)
Reversal	(144)	(380)
Others	24,402	44,384
Financial assets ending balance	₩ 191,017	₩ 204,594